DIRECTORS LOAN (Details) - CAD ($)	3 Months Ended	12 Months Ended
	Jun. 30, 2026	Mar. 31, 2026
DIRECTORS LOAN
Opening balance	$ 1,050,846	$ 966,304
Interest expense	24,932	100,000
Amortization of transaction costs	0	34,678
Cash interest paid		50,136
Closing balance	$ 1,075,778	$ 1,050,846